Derivative Warrants Liability - Schedule of Warrant Activities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Beginning balance		$ 28,525		$ 259,716
Amount classified to equity upon exercise				(128,965)
Amount classified to equity upon determination of the exercise price	[1]	(60,365)
Expired		(88)		(178,498)
Issued		284,275		19,655
Changes in fair value		499,874		(925,910)
Ending balance		752,309		28,525
First Warrant [Member]
Beginning balance
Amount classified to equity upon exercise
Amount classified to equity upon determination of the exercise price	[1]	(60,365)
Expired
Issued		205,075
Changes in fair value		517,213
Ending balance		661,923
Placement Agent Warrant [Member]
Beginning balance
Amount classified to equity upon exercise
Amount classified to equity upon determination of the exercise price	[1]
Expired
Issued		79,200	[2]
Changes in fair value
Ending balance		79,200
Series (2015) [Member]
Beginning balance		5,996		76,768
Amount classified to equity upon exercise				(88,803)
Amount classified to equity upon determination of the exercise price	[1]
Expired				(178,498)
Issued
Changes in fair value		(3,901)		(281,119)
Ending balance		2,095		5,996
Series (2016) [Member]
Beginning balance		2,874		182,948
Amount classified to equity upon exercise				(40,162)
Amount classified to equity upon determination of the exercise price	[1]
Expired		(88)
Issued
Changes in fair value				(466,293)
Ending balance		2,786		2,874
Series (2018) [Member]
Beginning balance		19,655
Amount classified to equity upon exercise
Amount classified to equity upon determination of the exercise price	[1]
Expired
Issued				19,655
Changes in fair value		(13,351)
Ending balance		$ 6,304		$ 19,655

[1]	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 7), the exercise price of certain portion of the First Warrant has been determined as a fixed price and accordingly the applicable amount was reclassified into additional paid-in capital.
[2]	The fair value of the Placement Agent Warrant is equal to 8% of the total proceeds received by the Company from introduced investor and/or lenders by the Placement Agent (see also Note 7).